Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to fair value share units

As at December 31, 2013	Encana US$ Share Units	Encana C$ Share Units	Cenovus C$ Share Units
Risk Free Interest Rate	1.09%	1.09%	1.09%
Dividend Yield	1.55%	1.50%	3.18%
Expected Volatility Rate	33.20%	30.42%	27.75%
Expected Term	1.8 yrs	1.7 yrs	0.1 yrs
Market Share Price	US$18.05	C$19.18	C$30.40

As at December 31, 2012	Encana US$ Share Units	Encana C$ Share Units	Cenovus C$ Share Units
Risk Free Interest Rate	1.14%	1.14%	1.14%
Dividend Yield	4.05%	4.07%	2.64%
Expected Volatility Rate	34.31%	30.51%	30.18%
Expected Term	2.0 yrs	1.3 yrs	0.5 yrs
Market Share Price	US$19.76	C$19.66	C$33.29

Amounts Recognized For Share-Based Payment Transactions

For the years ended December 31	2013	2012	2011
Compensation Costs of Transactions Classified as Cash-Settled	$63	$42	$28
Compensation Costs of Transactions Classified as Equity-Settled (1)	3	5	-
Total Share-Based Compensation Costs	66	47	28
Less: Total Share-Based Compensation Costs Capitalized	(22)	(14)	(14)
Total Share-Based Compensation Expense	$44	$33	$14
Recognized on the Consolidated Statement of Earnings in:
Operating expense	$18	$13	$8
Administrative expense	26	20	6
	$44	$33	$14
(1) RSUs may be settled in cash or equity as determined by Encana. The Company’s decision to cash settle RSUs was made subsequent to the original grant date.

Liability for Share-Based Payment Transactions

For the years ended December 31	2013	2012	2011
Liability for Unvested Cash-Settled Share-Based Payment Transactions	$121	$85	$69
Liability for Vested Cash-Settled Share-Based Payment Transactions	48	71	86
Liability for Cash-Settled Share-Based Payment Transactions	$169	$156	$155

Schedule Of Outstanding Deferred Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding DSUs
As at December 31	2013	2012

Outstanding, Beginning of Year	974	905
Granted	106	109
Converted from HPR awards	37	38
Units, in Lieu of Dividends	41	39
Redeemed	(131)	(117)
Outstanding, End of Year	1,027	974

Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2013		2012
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	17,168	27.84	19,390	28.79
Granted	9,709	18.08	1,514	20.99
Exercised - SARs	(1)	19.90	(17)	20.99
Forfeited	(2,663)	26.60	(1,704)	29.47
Expired	(1,701)	36.60	(2,015)	30.54
Outstanding, End of Year	22,512	23.11	17,168	27.84
Exercisable, End of Year	9,360	27.84	8,133	30.38

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2013	Outstanding Encana TSARs			Exercisable Encana TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

10.00 to 19.99	9,564	4.15	18.10	74	19.18
20.00 to 29.99	7,382	2.35	22.89	4,754	23.79
30.00 to 39.99	5,566	1.61	32.02	4,532	32.23
	22,512	2.93	23.11	9,360	27.84

Tandem Stock Appreciation Rights [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2013		2012
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	2,025	29.75	3,935	29.49
Exercised - SARs	(885)	28.81	(1,788)	29.14
Exercised - Options	(6)	29.32	(8)	26.69
Forfeited	(14)	31.16	(84)	31.31
Expired	(593)	34.21	(30)	28.74
Outstanding, End of Year	527	26.29	2,025	29.75
Exercisable, End of Year	527	26.29	2,025	29.75

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2013	Outstanding Cenovus TSARs			Exercisable Cenovus TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	527	0.13	26.29	527	26.29

Performance Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2013		2012
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	4,879	32.44	7,879	31.50
Granted	935	18.00	-	-
Forfeited	(453)	29.12	(779)	31.50
Expired	(2,236)	36.44	(2,221)	29.45
Outstanding, End of Year	3,125	25.74	4,879	32.44
Exercisable, End of Year	2,190	29.04	4,879	32.44

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2013		Outstanding Encana Performance TSARs		Exercisable Encana Performance TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

10.00 to 19.99	935	4.45	18.00	-	-
20.00 to 29.99	2,190	0.11	29.04	2,190	29.04
	3,125	1.41	25.74	2,190	29.04

Performance Tandem Stock Appreciation Rights [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2013		2012
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	3,205	29.00	5,751	28.60
Exercised - SARs	(1,466)	28.72	(2,188)	28.33
Exercised - Options	(9)	29.69	(12)	26.61
Forfeited	(13)	26.27	(314)	26.69
Expired	(764)	32.96	(32)	26.66
Outstanding, End of Year	953	26.27	3,205	29.00
Exercisable, End of Year	953	26.27	3,205	29.00

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2013		Outstanding Cenovus Performance TSARs		Exercisable Cenovus Performance TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	953	0.11	26.27	953	26.27

Stock Appreciation Rights (SARs) [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2013		2012
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,027	31.25	1,641	30.73
Exercised	(385)	28.38	(591)	29.69
Forfeited	(23)	33.62	(23)	34.45
Expired	(389)	36.82	-	-
Outstanding, End of Year	230	26.42	1,027	31.25
Exercisable, End of Year	230	26.42	1,027	31.25

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2013	Outstanding Cenovus SARs			Exercisable Cenovus SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	228	0.14	26.38	228	26.38
30.00 to 39.99	2	0.77	30.63	2	30.63
	230	0.14	26.42	230	26.42

Performance Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2013		2012
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	2,455	32.20	2,710	32.07
Forfeited	(239)	29.48	(255)	30.81
Expired	(1,035)	36.44	-	-
Outstanding, End of Year	1,181	29.04	2,455	32.20
Exercisable, End of Year	1,181	29.04	2,455	32.20

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2013	Outstanding Encana Performance SARs			Exercisable Encana Performance SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,181	0.11	29.04	1,181	29.04

Performance Stock Appreciation Rights [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2013		2012
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,319	28.74	2,282	28.88
Exercised	(631)	28.32	(835)	29.46
Forfeited	(9)	26.47	(128)	26.56
Expired	(294)	32.96	-	-
Outstanding, End of Year	385	26.27	1,319	28.74
Exercisable, End of Year	385	26.27	1,319	28.74

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2013	Outstanding Cenovus Performance SARs			Exercisable Cenovus Performance SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	385	0.11	26.27	385	26.27

Canadian Dollar Denominated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Restricted Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2013	2012

Outstanding, Beginning of Year	1,966	1,751
Granted	3,873	298
Units, in Lieu of Dividends	205	77
Forfeited	(914)	(160)
Outstanding, End of Year	5,130	1,966

Canadian Dollar Denominated [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2013		2012
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,843	33.79	1,973	33.81
Forfeited	(156)	30.02	(130)	34.08
Expired	(957)	37.98	-	-
Outstanding, End of Year	730	29.11	1,843	33.79
Exercisable, End of Year	730	29.11	1,843	33.79

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2013	Outstanding Encana SARs			Exercisable Encana SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	711	0.12	29.05	711	29.05
30.00 to 39.99	19	0.61	31.59	19	31.59
	730	0.14	29.11	730	29.11

Canadian Dollar Denominated [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Performance Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2013	2012

Outstanding, Beginning of Year	961	1,238
Granted	856	213
Deemed Eligible to Vest	(552)	(427)
Units, in Lieu of Dividends	40	37
Forfeited	(171)	(100)
Outstanding, End of Year	1,134	961

U.S. Dollar Denominated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Restricted Share Units

	U.S. Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2013	2012

Outstanding, Beginning of Year	1,596	1,574
Granted	2,458	83
Units, in Lieu of Dividends	139	63
Forfeited	(718)	(124)
Outstanding, End of Year	3,475	1,596

U.S. Dollar Denominated [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2013		2012
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (US$)	Outstanding SARs	Weighted Average Exercise Price (US$)

Outstanding, Beginning of Year	12,165	26.50	12,645	26.78
Granted	5,048	17.95	482	20.54
Exercised	(2)	17.95	(29)	20.88
Forfeited	(2,281)	25.30	(933)	27.36
Outstanding, End of Year	14,930	23.79	12,165	26.50
Exercisable, End of Year	7,328	27.32	4,685	27.75

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2013	Outstanding Encana SARs			Exercisable Encana SARs
Range of Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (US$)

10.00 to 19.99	4,729	4.15	17.96	23	18.86
20.00 to 29.99	4,973	2.77	21.59	2,981	21.92
30.00 to 39.99	5,228	1.58	31.16	4,324	31.09
	14,930	2.79	23.79	7,328	27.32

U.S. Dollar Denominated [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Performance Share Units

	U.S. Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2013	2012

Outstanding, Beginning of Year	693	1,089
Granted	192	27
Deemed Eligible to Vest	(474)	(393)
Units, in Lieu of Dividends	14	27
Forfeited	(62)	(57)
Outstanding, End of Year	363	693